OPERATING LEASES AS LESSOR (Tables)	12 Months Ended
Jun. 30, 2016
Leases [Abstract]
Minimum Lease Payment to Be Received For Operating Leases [Table Text Block]
The minimum rental income in the next five years is shown as below:

Year ending June 30,	Minimum lease payments

2017	$1,464
2018	1,508
2019	1,553
2020	1,600
2021	1,648

Total minimum lease payments to be received in the next five years	$7,773